Lease liabilities (non-current and current) - Summary of non-current and current portion of the lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Non-current portion of the lease liabilities	€ 46,592	€ 43,137
Current portion of the lease liabilities	10,546	10,456
Lease liabilities recognised as at January 1, 2019	€ 57,138	€ 53,593	€ 57,367